Summary of undiscounted defined pension benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Classes of employee benefits expense [abstract]
2026	$ 944
2027	1,047
2028	1,079
2029	1,317
2030	1,319
Thereafter	35,504
Total	$ 41,210